Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

3. Transactions with Related Parties:

Acquisition of Drillship Hulls 1837 and 1838 (subsequently named Ocean Rig Corcovado and Ocean Rig Olympia)

On October 3, 2008, the Company entered into a share purchase agreement with certain unrelated parties and certain entities affiliated with the Chairman and Chief Executive Officer of DryShips to acquire entities that owned the new build contracts for the drillship Hulls 1837 and 1838, along with the associated debt, included in Drillships Holdings Inc. ("Drillships Holdings") being the holding company of the owning companies of Ocean Rig Corcovado and Ocean Rig Olympia. On May 15, 2009, the transaction closed. Since the investment did not meet the definition of a business, it was accounted for as a net asset acquisition on the closing date. As consideration for this asset acquisition, Ocean Rig UDW cancelled 25% of the shares held by DryShips as of May 15, 2009 and simultaneously reissued the same number of shares to the sellers. Consequently, following this transaction the sellers held shares equal to 25% of the Company's total issued and outstanding common shares. The value of the shares issued was determined based on the fair value of the net assets acquired of $358,000 and was recorded as an increase in the paid in capital in stockholders' equity. The fair values of individual assets and liabilities acquired by the Company were as follows:

Amount
Contracts for construction of drillship Hulss 1837 and 1838	625,400
Cash deposits	200
Debt assumed	(259,900)
Other liabilities	(7,700)
Net assets acquired	$358,000

Acquisition of Drillship Hulls 1865 and 1866 (subsequently named Ocean Rig Poseidon and Ocean Rig Mykonos)

On March 5, 2009, DryShips contributed to the Company the newbuilding contracts for drillship Hulls 1865 and 1866 and other associated assets and debt included in Drillships Investments Inc. Since this transfer did not meet the definition of a business, it was not accounted for as an exchange of a business under common control. Therefore, it was accounted for prospectively as a net asset acquisition under common control and the assets acquired and liabilities assumed were recorded at the historical cost of DryShips in the period in which the transfer occurred. The contribution of shares was recorded as an increase in paid in capital in stockholders' equity at the historical cost of net assets of $439,900.

The carryover basis of individual assets and liabilities received by the Company were the construction contracts for Hulls 1865 and 1866 at an aggregate of $ 422,100, cash deposits of $183,500, other receivables of $40,700, intercompany receivables of $1,300, bank borrowings of $161,900, other liabilities of $100 and financial instruments with a negative fair value of $45,700.

Drillship Management Agreements with Cardiff Marine Inc. ("Cardiff"): Cardiff engages primarily in the management of ocean-going vessels, including but not limited to vessels owned by DryShips. Cardiff is beneficially majority-owned by the Chairman and Chief Executive Officer of DryShips, Mr. George Economou. As the Company's Chairman and Chief Executive Officer and principal shareholder of Dryships, with a 14.1% shareholding, George Economou has the ability to exert influence over the operations of the Company. Effective December 21, 2010, the Company terminated its management agreements with Cardiff pursuant to which Cardiff provided supervisory services in connection with the construction of the drillships Ocean Rig Corcovado and Ocean Rig Olympia. The Company had paid Cardiff a management fee of $40 per month per drillship for Ocean Rig Corcovado and Ocean Rig Olympia. The management agreements also provided for: (i) a chartering commission of 1.25% on revenue earned; (ii) a commission of 1% on the shipyard payments or purchase price paid for drillships; (iii) a commission of 1% on loan financing or refinancing; and (iv) a commission of 2% on insurance premiums. These agreements were replaced by Vivid Finance Limited and Global service agreements discussed below; however all obligations to pay for services to be rendered in connection with the delivery of Ocean Rig Corcovado and Ocean Rig Olympia prior to termination remain in full effect. During the years ended December 31, 2009, 2010 and 2011, total charges from Cardiff under the management agreements amounted to $1.9 million, $4.0 million and $5.8 million, respectively. All incurred costs from management service agreements are directly attributable to the construction of the drillships and are capitalized as a component of "Advances for rigs and drillships under construction".

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which DryShips has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, DryShips pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the year ended December 31, 2011 the Company incurred a cost of $7,251 related to the Global Services Agreement of which $2,357 is related to employment arrangements and $4,894 to sale and purchase activities. The Company does not pay for services provided in accordance with this agreement since equal equity contributions are made by DryShips. Costs from the Global Services Agreement are expensed in the consolidated statement of operations or capitalized as a component of "Advances for rigs and drillships under construction" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital (additional paid-in capital).

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between Dryships and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of DryShips, Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company does not pay for services provided in accordance with this agreement, DryShips pays for the services. Accordingly, these expenses are recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital (additional paid-in capital). During the years ended December 31, 2009, 2010 and 2011, total charges from Vivid under the agreement amounted to nil, $1.0 million and $5.2 million, respectively.

Private offering

A company controlled by Dryships' Chairman, President and Chief Executive Officer, Mr. George Economou, purchased 2,869,428 common shares, or 2.38% of the Company's outstanding common shares, in the private offering that was completed on December 21, 2010. The offering price was $17.50 per share. The price per share paid was the same as that paid by other investors taking part in the private offering.

Novation of drillship options agreement from DryShips

On November 22, 2010, DryShips entered into an option contract with Samsung for the construction of up to four ultra-deepwater drillships. The new orders were "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos and had the same specifications as the Ocean Rig Poseidon. Each of the four options to build a drillship were to be exercised on or prior to November 22, 2011 with drilling rigs deliveries ranging from 2013 until 2014 depending on when the options were exercised (Note 5). The agreement included a non-refundable slot reservation fee of $24.8 million per drillship, which was paid by DryShips, and was applied towards the drillship contract price if the options were exercised. This agreement was novated to the Company by DryShips on December 30, 2010 at a cost of $99.0 million.

Intercompany loan

During March and April 2011, the Company borrowed an aggregate of $175.5 million, without interest, from DryShips through shareholder loans for capital expenditures and general corporate purposes. On April 20, 2011, these intercompany loans were repaid.

Legal services

Mr. Savvas D. Georghiades, a member of the Company's board of directors, provides legal services to the Company and to its predecessor, Primelead Limited through his law firm, Savvas D. Georghiades, Law Office. In the years ended December 31, 2010 and December 31, 2011, the Company and Primelead Limited expensed and paid fees amounting to Euro 94,235 ($125 based on the Euro/U.S. Dollar exchange rate at December 31, 2011) and Euro 47,390 ($61 based on the Euro/U.S. Dollar exchange rate at December 31, 2010), respectively for the legal services provided by Mr. Georghiades.